787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 14, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Series Trust
Securities Act File No. 033-52742
Investment Company Act File No. 811-07238
Post-Effective Amendment No. 111

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 111 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”). The Portfolio seeks long-term growth of capital. The Portfolio seeks to achieve its investment objective by investing primarily in foreign securities that demonstrate the potential for capital appreciation. It is proposed that the Amendment will become effective on April 30, 2019 pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Amber Kopp, Esq., SunAmerica Asset Management, LLC
Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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